Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Summary of inventory

	March 31,	December 31,
	2021	2020
Raw materials	$490	$499
Work in process	175	188
Finished goods	2,510	2,055
Total	$3,175	$2,742
Inventory consisted of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$499	$1,155
Work in process	188	179
Finished goods	2,055	23
Total	$2,742	$1,357